Stock Based Compensation - Additional Information (Detail)		3 Months Ended		12 Months Ended
	Mar. 15, 2017	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Merger exchange rate	2.3336572
Aggregate number of common stock		924,706		927,592	907,485
Common stock shares available for issuance				15,183,705
Number of awards granted				50,228
Unrecognized compensation cost related to stock options | $		$ 264,823		$ 293,796
Aggregate intrinsic value of options exercisable | $					$ 116,924
Weighted average grant date fair value of stock options granted | $ / shares				$ 1.22
Stock options exercised intrinsic value | $				$ 20,335	$ 5,813
2011 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Merger exchange rate	2.3336572
Aggregate number of common stock		924,706		924,706
2017 Stock Option and Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares available for issuance		4,600,000
Percentage applied to the outstanding shares as annual increase in number of shares authorized for issuance		4.00%
Number of awards granted		0
Equity Incentive Plan [Member] | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation, number of shares authorized				5,860,874
Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of awards granted		0	0
Vesting period		48 months		48 months
Term of options to be granted		10 years		10 years
Compensation expense for stock options | $		$ 81,120	$ 42,816
Weighted average period expected to be recognized		2 years 1 month 6 days		2 years 4 months 24 days
Expected dividend yield				0.00%	0.00%
Compensation expense for stock options | $				$ 180,399	$ 125,926
Stock Option [Member] | One-year Anniversary [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage		25.00%		25.00%
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense for stock options | $		$ 74,265	$ 82,399	$ 307,927	$ 343,919
Weighted average period expected to be recognized		1 year 4 months 24 days		1 year 8 months 12 days
Unrecognized compensation cost related to restricted stock grants | $		$ 366,970		$ 447,617